Document And Entity Information	Jul. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2021
Entity Registrant Name	Equillium, Inc.
Entity Central Index Key	0001746466
Entity Emerging Growth Company	true
Entity File Number	001-38692
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1554746
Entity Address, Address Line One	2223 Avenida de la Playa
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	412-5302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EQ
Security Exchange Name	NASDAQ